Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Partnership's Deferred Tax Assets and Liabilities

	December 31, 2012	December 31, 2011
	$	$
Deferred tax assets:
Tax losses carried forward(1)	197,912	169,125
Provisions	2,045	1,353
Other	8,129	—
Unfavorable contract	—	35,491

Total deferred tax assets:	208,086	205,969

Deferred tax liabilities:
Vessels and equipment	26,503	60,776
Long-term debt	33,764	24,918
Other	3,792	3,178

Total deferred tax liabilities	64,059	88,872

Net deferred tax assets	144,027	117,097

Valuation allowance	(135,079)	(116,706)

Net deferred tax assets(2)	8,948	391

Disclosed in:

Deferred tax asset	8,948	391

(1)	The net operating losses carried forward of $702.3 million are available to offset future taxable income in the applicable jurisdictions, and can be carried forward indefinitely.
(2)	The change in the net deferred tax assets is related to the change in temporary differences and foreign exchange gains.

Components of the Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Current	1,669	(7,293)	(6,038)
Deferred	8,808	614	15,756

Income tax recovery (expense)	10,477	(6,679)	9,718

Reconciliations of Income Tax Rate and Actual Tax Charge
Reconciliations of the tax charge related to the current year at the applicable statutory income tax rates and the actual tax charge related to the current year are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Net income (loss) before taxes	102,988	(66,389)	52,537
Net income (loss) not subject to taxes	85,588	(90,448)	(121,917)

Net income (loss) subject to taxes	17,400	24,059	174,454

At applicable statutory tax rates	(6,292)	6,812	43,139
Permanent differences	(12,245)	(11,444)	(44,706)
Adjustments related to currency differences	6,476	(14,044)	(9,514)
Temporary differences for which no deferred tax asset was recognized	23	705	1,363
Valuation allowance	1,600	24,673	—
Prior year current taxes accrued	(39)	(23)	—

Tax (recovery) expense related to current year	(10,477)	6,679	(9,718)

Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits

The following is a tabular reconciliation of the Partnership’s total amount of unrecognized tax benefits at the beginning and end of 2012, 2011, and 2010:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2012	2011	2010
	$	$	$
Balance of unrecognized tax benefits as at January 1,	6,231	5,929	5,516
Decreases for positions related to prior years	(2,539)	(122)	—
Increases for positions related to the current year	—	424	413

Balance of unrecognized tax benefits as at December 31,	3,692	6,231	5,929